Description of the Plan - Contributions and Vesting (Details) - EBP 025	10 Months Ended	12 Months Ended	26 Months Ended
	Oct. 22, 2023	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 item
Description of the Plan
Vesting percentage		100.00%
Increase in automatic deferral contributions, Percent		1.00%
Maximum automatic deferral contributions, percent		10.00%
Rollover from other retirement plans		$ 7,300,000
Supplemental contribution		$ 1
Number of hours per week | item		40	40
Retirement contribution (in percentage)	6.40%		10.00%
Vesting period		3 years
One time contribution to TESPHE		$ 1,000